Loan and lease operations (Details 5) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Assets	R$ 2,384,618	R$ 2,170,219
Liabilities	2,001,691	1,836,690
Book Value [Member]
IfrsStatementLineItems [Line Items]
Assets	641	772
Liabilities	641	772
At fair value [member]
IfrsStatementLineItems [Line Items]
Assets	642	770
Liabilities	641	770
Mortgages [member] | Book Value [Member]
IfrsStatementLineItems [Line Items]
Assets	139	170
Liabilities	139	170
Mortgages [member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Assets	140	168
Liabilities	139	168
Working Capital [Member] | Book Value [Member]
IfrsStatementLineItems [Line Items]
Assets	502	602
Liabilities	502	602
Working Capital [Member] | At fair value [member]
IfrsStatementLineItems [Line Items]
Assets	502	602
Liabilities	R$ 502	R$ 602